SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands		May 31, 2024	May 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		$ 1,316	$ 1,573
E U Holdings Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[1]	663	902
Soon Aik Global Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[2]	8	8
Amount Due To Shareholders [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[3]	395	576
Amount Due To director To Loans [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[4]	245	87
Amount Due To KDS Steel Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[5]	$ 5

[1]	E U Holdings Pte. Ltd. is company incorporated in Singapore and owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
[2]	Soon Aik Global Pte Ltd is company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.
[3]	The shareholders consist of Ms. Siow KL, Mr. Lim TC, Mr. Lim KS and Arc Development.
[4]	The director loans are due to Mr. Lim CP.
[5]	KDS Steel Pte. Ltd. is company incorporated in Singapore and owned 100% by E U Holdings Pte Ltd.